Other Accounts Payable	12 Months Ended
Dec. 31, 2025
Other Accounts Payable [Abstract]
OTHER ACCOUNTS PAYABLE

Note 15:- other accounts payable

Other accounts payable are comprised of the following as of the below dates:

	December 31,
	2025	2024
Government institutions	$45,519	$50,510
Dividend to former shareholders of subsidiaries	2,059	-
Accrued expenses and other current liabilities	148,239	47,536
	$195,817	$98,046